UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04448

                 ----------------------------------------------

                             UBS Master Series, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401


        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end:  February 28

Date of reporting period:  August 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.

[UBS GLOBAL ASSET MANAGEMENT LOGO OMITTED]



UBS Money Market Fund
Semiannual Report

August 31, 2004

UBS Money Market Fund

October 15, 2004

DEAR SHAREHOLDER,

We present you with the semiannual report for the UBS Money Market Fund (the "Fund") for the six months ended August 31, 2004.

PERFORMANCE

The seven-day current yield for the Fund's Class A shares as of August 31, 2004, was 0.64% (after fee waivers and/or expense reimbursements), versus 0.52% (after fee waivers and/or expense reimbursements) at the Fund's prior fiscal year end on February 29, 2004. (For more information on the Fund's performance, refer to Performance At A Glance on page 4.)

AN INTERVIEW WITH PORTFOLIO MANAGER MICHAEL H. MARKOWITZ

Q. CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. The economy continued to expand, although it lost some traction as the reporting period progressed. In the first quarter of 2004, gross domestic product (GDP) came in at 4.5%, up from 4.1% over the prior three months. Second quarter GDP then fell to 3.3%. During its August 10, 2004 meeting, the Federal Reserve Board (the "Fed") stated that "in recent months, output growth has moderated and the pace of improvement in labor-market conditions has slowed. This softness likely owes importantly to the substantial rise in energy prices." There was no shortage of economic data to substantiate the Fed's findings. A total of 313,000 new jobs were created in June, July and August, far less than anticipated. In addition, consumer confidence fell sharply in August.

Q. HOW DID THE FED REACT TO THE ECONOMIC ENVIRONMENT?

A. After many months of speculation, the Fed raised the federal funds rate--the rate that banks charge one another for funds they borrow on an overnight basis--from 1.00% to 1.25% on June 30, 2004. In raising the rate--the first of its kind in four years--the Fed noted, "Policy accommodation can be removed at a pace that is likely to be measured." As expected, the fed funds rate was again raised, to 1.50%, on August 10, 2004.

--------------------------------------------------------------------------------

  UBS MONEY MARKET FUND

  INVESTMENT GOAL:

  Maximum current income consistent with liquidity and conservation of capital.

  PORTFOLIO MANAGER:

  Michael H. Markowitz
  UBS Global Asset Management (US) Inc.

  COMMENCEMENT:

  Class A--July 1, 1991
  Class B--September 26, 1986
  Class C--July 14, 1992

  DIVIDEND PAYMENTS:

  Monthly

--------------------------------------------------------------------------------

UBS Money Market Fund


Q. WHICH INVESTMENT STRATEGIES DID YOU USE TO MANAGE THE FUND DURING THE REPORTING PERIOD?

A. Throughout much of the reporting period, we continued to employ a "barbell" strategy, whereby we purchased securities at both ends of the maturity spectrum. Our longer-term securities--with maturities up to around one year--were used to lock in higher yields during periods when interest rates fell, while our shorter-term securities--with maturities of one month or less--provided liquidity. This strategy was beneficial because it allowed us to generate incremental yield compared with a more "laddered" approach, wherein a portfolio is spread out among all maturity levels.

   In terms of security selection, we maintained our strategy of emphasizing quality and liquidity. Thus, we continued to concentrate a large portion of the Fund's holdings in commercial paper, which, in the healthier credit environment that characterized much of the period, offered a yield advantage. We held positions in other sectors, including US government and agency obligations, certificates of deposit and short-term corporate obligations, which helped maintain the Fund's overall level of diversification. This strategy also helped us meet our liquidity requirements.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY, AND HOW DO YOU ANTICIPATE STRUCTURING THE PORTFOLIO GOING FORWARD?

A. As expected, the Fed raised rates by 0.25%, to 1.75%, at its September 21, 2004 meeting, and we anticipate that the Fed will continue to raise interest rates in the months to come. In anticipation of the higher interest rate environment, we have let the Fund's weighted average maturity drift shorter, in order to take advantage of higher yields. Maintaining a high-quality portfolio will also be of paramount importance, and we anticipate continuing our strategy of allocating a large portion of the portfolio to US government and agency securities.


--------------------------------------------------------------------------------
2

UBS Money Market Fund


We thank you for your continued support and welcome any comments or questions you may have. For additional information on UBS funds,* please contact your financial advisor, or visit us at www.ubs.com.


Sincerely,

/s/ JOSEPH A. VARNAS
--------------------
Joseph A. Varnas
PRESIDENT
UBS Money Market Fund
MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.

/s/ MICHAEL H. MARKOWITZ
------------------------
Michael H. Markowitz
PORTFOLIO MANAGER
UBS Money Market Fund
MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.



This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended August 31, 2004, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. The prospectus contains more complete information regarding investment objectives, risks, charges and expenses, and should be read carefully before investing.


--------------------------------------------------------------------------------

UBS Money Market Fund


PERFORMANCE AT A GLANCE

SEVEN-DAY CURRENT YIELD*           8/31/04           2/29/04          8/31/03
.................................................................................
Class A Shares                       0.64%             0.52%            0.67%
.................................................................................
Class B Shares                       0.13              0.27             0.16
.................................................................................
Class C Shares                       0.10              0.10             0.10
--------------------------------------------------------------------------------

PORTFOLIO STATISTICS

CHARACTERISTICS                    8/31/04           2/29/04          8/31/03
.................................................................................
Weighted Average Maturity**        44 days           46 days          32 days
.................................................................................
Average Credit Quality          First Tier        First Tier       First Tier
.................................................................................
Net Assets (mm)                      $31.6             $33.8            $53.1
--------------------------------------------------------------------------------

SECTOR ALLOCATION***               8/31/04           2/29/04          8/31/03
.................................................................................
Commercial Paper                    40.2%             38.4%            29.5%
.................................................................................
U.S. Government & Agency            25.2              35.3             63.9
.................................................................................
Certificates of Deposit             17.4              11.8              --
.................................................................................
Short-Term Corporate Obligations     9.5               8.9              --
.................................................................................
Repurchase Agreements                7.0               6.2              --
.................................................................................
Money Market Funds                   1.8               1.7              7.0
.................................................................................
Bank Notes                           1.3               --               --
.................................................................................
Other Assets Less Liabilities       (2.4)             (2.3)            (0.4)
.................................................................................
TOTAL                              100.0%            100.0%           100.0%
--------------------------------------------------------------------------------

  * Yields will fluctuate and reflect fee waivers and/or expense reimbursements. Performance data quoted represent past performance. Past performance does not guarantee future results.

 ** The Fund is actively managed and its weighted average maturity will differ over time.

*** Weightings represent percentages of net assets as of the dates indicated.
    The Fund's portfolio is actively managed and its composition will vary over time.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (for example, any contingent deferred sales charges that may apply) and
(2) ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004 to August 31, 2004.


--------------------------------------------------------------------------------
4

UBS Money Market Fund


ACTUAL EXPENSES

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as any contingent deferred sales charges. Therefore, the second line for each class of shares in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                    Beginning        Ending       Expenses Paid
                                  Account Value Account Value During Period* March 1, 2004 August 31, 2004 3/1/04-8/31/04
--------------------------------------------------------------------------------
CLASS A  Actual                     $1,000.00       $1,003.10        $2.93
         -----------------------------------------------------------------------
         Hypothetical (5% annual
         return before expenses)     1,000.00        1,022.28         2.96
--------------------------------------------------------------------------------
CLASS B  Actual                      1,000.00        1,000.60         5.45
         -----------------------------------------------------------------------
         Hypothetical (5% annual
         return before expenses)     1,000.00        1,019.76         5.50
--------------------------------------------------------------------------------
CLASS C  Actual                      1,000.00        1,000.50         5.50
         -----------------------------------------------------------------------
         Hypothetical (5% annual
         return before expenses)     1,000.00        1,019.71         5.55
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios: Class A: 0.58%, Class B: 1.08%, Class C: 1.09%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).


--------------------------------------------------------------------------------

UBS Money Market Fund


Statement of Net Assets -- August 31, 2004 (unaudited)

 PRINCIPAL
  AMOUNT                                               MATURITY    INTEREST
   (000)                                                 DATES       RATES     VALUE
.......................................................................................
U.S. GOVERNMENT AGENCY OBLIGATIONS--25.18%
.......................................................................................
                                                      03/08/05 to  1.350 to
     $900  Federal Home Loan Bank                     04/29/05     1.500%     $900,000
.......................................................................................
                                                      09/07/04 to  1.140 to
    1,850  Federal Home Loan Mortgage Corp.           12/15/04     1.485@    1,848,465
.......................................................................................
      500  Federal Home Loan Mortgage Corp.           03/01/05     1.420       500,000
.......................................................................................
                                                      09/08/04 to  1.080 to
    3,211  Federal National Mortgage Association      12/15/04     1.490@    3,207,524
.......................................................................................
                                                      03/29/05 to  1.400 to
    1,000  Federal National Mortgage Association      06/03/05     1.850     1,000,000
.......................................................................................
      500  Federal National Mortgage Association      09/30/05     2.300       500,000
.......................................................................................
Total U.S. Government Agency Obligations
   (cost--$7,955,989)                                                        7,955,989
--------------------------------------------------------------------------------------
BANK NOTE--1.27%
.......................................................................................
  U.S.--1.27%
      400  U.S. Bank N.A. (cost--$400,000)            04/07/05     1.430       400,000
.......................................................................................
CERTIFICATES OF DEPOSIT--17.40%
.......................................................................................
  NON-U.S.--9.49%
    1,000  BNP Paribas                                11/08/04     1.630*      999,906
.......................................................................................
      500  Credit Suisse First Boston NY              09/10/04     1.530       500,000
.......................................................................................
      500  Fortis Bank NV                             09/13/04     1.680*      499,957
.......................................................................................
      500  Svenska Handelsbanken                      03/15/05     1.215       499,275
.......................................................................................
      500  Toronto Dominion Bank                      09/27/04     1.550       500,000
.......................................................................................
                                                                             2,999,138
--------------------------------------------------------------------------------------
  U.S.--7.91%
      500  American Express Bank FSB                  09/20/04     1.530       500,000
.......................................................................................
      500  Bank of New York Co., Inc.                 09/22/04     1.530       500,000
.......................................................................................
      500  Danske Bank                                09/15/04     1.530*      499,972
.......................................................................................
      500  First Tennessee Bank N.A. (Memphis)        09/13/04     1.530       500,000
.......................................................................................
      500  Wells Fargo Bank N.A.                      09/24/04     1.530       500,000
.......................................................................................
                                                                             2,499,972
.......................................................................................
Total Certificates of Deposit (cost--$5,499,110)                             5,499,110
--------------------------------------------------------------------------------------
COMMERCIAL PAPER@--40.25%
.......................................................................................
  ASSET BACKED-AUTO & TRUCK--1.58%
      500  New Center Asset Trust                     09/21/04     1.520       499,578
.......................................................................................
  ASSET BACKED-BANKING--1.90%
      600  Atlantis One Funding Corp.                 09/14/04     1.530       599,668
.......................................................................................


--------------------------------------------------------------------------------
6

UBS Money Market Fund


Statement of Net Assets -- August 31, 2004 (unaudited)

 PRINCIPAL
  AMOUNT                                     MATURITY   INTEREST
   (000)                                       DATES      RATES       VALUE
..............................................................................
COMMERCIAL PAPER@--(CONTINUED)
..............................................................................
  ASSET BACKED-MISCELLANEOUS--11.78%
     $500  Amsterdam Funding Corp.           09/15/04     1.540%     $499,701
..............................................................................
      500  Barton Capital Corp.              09/22/04     1.530       499,554
..............................................................................
      425  Kittyhawk Funding Corp.           09/13/04     1.540       424,782
..............................................................................
      500  Old Line Funding Corp.            09/15/04     1.530       499,702
..............................................................................
      500  Receivables Capital Corp.         09/22/04     1.540       499,551
..............................................................................
      500  Triple A One Funding              09/07/04     1.520       499,873
..............................................................................
      300  Windmill Funding Corp.            09/01/04     1.500       300,000
..............................................................................
      500  Yorktown Capital LLC              09/21/04     1.530       499,575
..............................................................................
                                                                    3,722,738
-----------------------------------------------------------------------------
  ASSET BACKED-SECURITIES--7.91%
      500  Galaxy Funding, Inc.              09/14/04     1.440       499,740
..............................................................................
      500  Giro Funding U.S. Corp.           09/01/04     1.480       500,000
..............................................................................
      500  Giro Multi-Funding Corp.          09/20/04     1.540       499,594
..............................................................................
      500  Grampian Funding LLC              09/10/04     1.510       499,811
..............................................................................
      500  Scaldis Capital LLC               09/17/04     1.540       499,658
..............................................................................
                                                                    2,498,803
-----------------------------------------------------------------------------
  BANKING-NON-U.S.--3.01%
      600  Bank of Ireland                   09/08/04     1.520       599,823
..............................................................................
      350  Westpac Trust Securities NZ Ltd.  10/08/04     1.600       349,424
..............................................................................
                                                                      949,247
-----------------------------------------------------------------------------
  BANKING-U.S.--6.80%
      500  CBA (Delaware) Finance, Inc.      09/07/04     1.500       499,875
..............................................................................
      500  Dexia Delaware LLC                09/16/04     1.520       499,683
..............................................................................
      250  DNB NOR Bank ASA                  09/08/04     1.550       249,925
..............................................................................
      400  Nordea N.A., Inc.                 09/17/04     1.440       399,744
..............................................................................
      500  UniCredito Delaware, Inc.         09/14/04     1.550       499,720
..............................................................................
                                                                    2,148,947
-----------------------------------------------------------------------------
  BROKERAGE--1.58%
      500  Morgan Stanley                    09/16/04     1.520       499,683
..............................................................................
  FINANCE-NONCAPTIVE CONSUMER--1.58%
      500  Household Finance Corp.           09/07/04     1.530       499,873
..............................................................................
  FINANCE-NONCAPTIVE DIVERSIFIED--1.58%
      500  CIT Group, Inc.                   09/07/04     1.500       499,875
..............................................................................
  PHARMACEUTICALS--0.95%
      300  Pfizer, Inc.                      09/17/04     1.520       299,797
..............................................................................


--------------------------------------------------------------------------------

UBS Money Market Fund


Statement of Net Assets -- August 31, 2004 (unaudited)

 PRINCIPAL
  AMOUNT                                     MATURITY   INTEREST
   (000)                                       DATES      RATES       VALUE
..............................................................................
COMMERCIAL PAPER@--(CONCLUDED)
..............................................................................
UTILITIES-OTHER--1.58%
     $500  RWE AG                            09/13/04     1.530%     $499,745
..............................................................................
Total Commercial Paper (cost--$12,717,954)                         12,717,954
-----------------------------------------------------------------------------
SHORT-TERM CORPORATE OBLIGATIONS--9.50%
..............................................................................
  ASSET BACKED-SECURITIES--3.16%
    1,000  Dorada Finance, Inc.              09/14/04     1.555*      999,944
..............................................................................
  AUTOMOBILE OEM--3.17%
    1,000  Toyota Motor Credit Corp.         09/01/04     1.693*    1,000,212
..............................................................................
  BANKING-NON-U.S.--3.17%
    1,000  HBOS Treasury Services PLC        09/14/04     1.519*    1,000,558
..............................................................................
Total Short-Term Corporate Obligations
   (cost--$3,000,714)                                               3,000,714
-----------------------------------------------------------------------------
REPURCHASE AGREEMENT--6.96%
..............................................................................
    2,200  Repurchase Agreement dated
           08/31/04 with Deutsche Bank
           Securities, Inc., collateralized
           by $2,198,000 Federal Home Loan
           Mortgage Corp. Obligations, 3.625%
           due 09/15/08; (value--$2,244,367);
           proceeds: $2,200,096
           (cost--$2,200,000)                09/01/04     1.570     2,200,000
..............................................................................
 NUMBER OF
  SHARES
   (000)
............
MONEY MARKET FUNDS+--1.79%
..............................................................................
      531  AIM Liquid Assets Portfolio                    1.450       530,574
..............................................................................
       35  BlackRock Provident Institutional TempFund     1.372        34,921
..............................................................................
Total Money Market Funds (cost--$565,495)                             565,495
-----------------------------------------------------------------------------
Total Investments (cost--$32,339,262 which
  approximates cost for federal income
  tax purposes)--102.35%                                           32,339,262
..............................................................................
Liabilities in excess of other assets--(2.35)%                       (742,216)
..............................................................................
Net Assets (applicable to 17,224,071, 10,211,744
  and 4,157,448 shares of common stock outstanding
  of Class A, Class B and Class C, respectively, each
  equivalent to $1.00 per share)--100.00%                         $31,597,046
-----------------------------------------------------------------------------

* Variable rate securities--maturity dates reflect earlier of reset date or stated maturity date. The interest rates shown are the current rates as of August 31, 2004, and reset periodically.

@   Interest rates shown are the discount rates at date of purchase.

+   Interest rates shown reflect yield at August 31, 2004.

OEM Original Equipment Manufacturer


--------------------------------------------------------------------------------
8

UBS Money Market Fund


Statement of Net Assets -- August 31, 2004 (unaudited)


ISSUER BREAKDOWN BY COUNTRY

                                                     PERCENT OF PORTFOLIO ASSETS
.................................................................................
United States                                                   84.7%
.................................................................................
Great Britain                                                    3.1
.................................................................................
France                                                           3.1
.................................................................................
Ireland                                                          1.9
.................................................................................
Canada                                                           1.6
.................................................................................
Switzerland                                                      1.5
.................................................................................
Belgium                                                          1.5
.................................................................................
Sweden                                                           1.5
.................................................................................
Australia                                                        1.1
.................................................................................
Total                                                          100.0%
--------------------------------------------------------------------------------


                      Weighted average maturity -- 44 days




                 See accompanying notes to financial statements


--------------------------------------------------------------------------------

UBS Money Market Fund


Statement of Operations

                                                                  For the Six
                                                                  Months Ended
                                                                 August 31, 2004
                                                                   (unaudited)
.................................................................................
INVESTMENT INCOME:
Interest                                                               $191,645
.................................................................................
EXPENSES:
Investment advisory and administration fees                              79,896
.................................................................................
Service fees--Class A                                                    19,864
.................................................................................
Service and distribution fees--Class B                                   43,207
.................................................................................
Service and distribution fees--Class C                                   17,046
.................................................................................
Transfer agency and related services fees                                29,405
.................................................................................
State registration fees                                                  24,796
.................................................................................
Professional fees                                                        24,610
.................................................................................
Reports and notices to shareholders                                      23,070
.................................................................................
Directors' fees                                                           4,910
.................................................................................
Custody and accounting                                                    1,598
.................................................................................
Other expenses                                                            4,313
.................................................................................
                                                                        272,715
.................................................................................
Less: Fee waivers and expense reimbursements from investment advisor   (139,292)
.................................................................................
Net expenses                                                            133,423
--------------------------------------------------------------------------------
Net investment income/net increase in net assets resulting
  from operations                                                       $58,222
--------------------------------------------------------------------------------




                 See accompanying notes to financial statements


--------------------------------------------------------------------------------
10

UBS Money Market Fund


Statement of Changes in Net Assets

                                                For the Six
                                                Months Ended        For the
                                              August 31, 2004     Year Ended
                                                (unaudited)    February 29, 2004
.................................................................................
FROM OPERATIONS:
Net investment income                              $58,222             $205,540
.................................................................................
Net realized gain from investment activities            --                1,428
.................................................................................
Net increase in net assets resulting from
  operations                                        58,222              206,968
.................................................................................
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Class A                     (49,492)            (162,878)
.................................................................................
Net investment income--Class B                      (6,355)             (34,529)
.................................................................................
Net investment income--Class C                      (2,375)              (8,133)
.................................................................................
                                                   (58,222)            (205,540)
.................................................................................
Net decrease in net assets from capital
  share transactions                            (2,204,514)         (41,651,734)
.................................................................................
Net decrease in net assets                      (2,204,514)         (41,650,306)
.................................................................................
NET ASSETS:
Beginning of period                             33,801,560           75,451,866
.................................................................................
End of period                                  $31,597,046          $33,801,560
--------------------------------------------------------------------------------
Undistributed net investment income                    $--                  $--
--------------------------------------------------------------------------------




                 See accompanying notes to financial statements


--------------------------------------------------------------------------------

UBS Money Market Fund


Notes to Financial Statements (unaudited)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Master Series, Inc. ("Master Series") was incorporated in Maryland on October 29, 1985 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified series investment company which currently offers one series of shares: UBS Money Market Fund (the "Fund").

The Fund currently offers Class A, Class B and Class C shares. Each class represents interests in the same assets of the Fund and the classes are identical except for differences in their sales charge structure, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance, which varies depending upon the amount invested. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its service and/or distribution plan. All classes of shares may be obtained only through an exchange of shares of the corresponding class of other funds for which UBS Global Asset Management (US) Inc. ("UBS Global AM") or certain of its affiliates serve as principal underwriter. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost, which approximates market value, unless the Fund's Board of Directors (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.


--------------------------------------------------------------------------------
12

UBS Money Market Fund


Notes to Financial Statements (unaudited)


REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES--Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.


--------------------------------------------------------------------------------

UBS Money Market Fund


Notes to Financial Statements (unaudited)


INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an investment advisory and administration contract ("Advisory Contract") with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Fund's average daily net assets. At August 31, 2004, the Fund did not owe UBS Global AM for investment advisory and administration fees.

For the six months ended August 31, 2004, UBS Global AM voluntarily waived $79,896 of its investment advisory and administration fees and reimbursed the Fund $59,396 in expenses. At August 31, 2004, UBS Global AM owed the Fund $6,675 for fee waivers and expense reimbursements.

SERVICE AND DISTRIBUTION PLANS

UBS Global AM is the principal underwriter of the Fund's shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays UBS Global AM monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares and monthly distribution fees at an annual rate of 0.50% of the average daily net assets of Class B and Class C shares. At August 31, 2004, the Fund owed UBS Global AM $12,724 in distribution and service fees.

UBS Global AM also receives the proceeds of the contingent deferred sales charges paid by shareholders upon certain redemptions of Class B and Class C shares. UBS Global AM has informed the Fund that for the six months ended August 31, 2004, it earned $27,222 and $2,580 in deferred sales charges on Class B and Class C shares, respectively.

TRANSFER AGENCY AND RELATED SERVICES FEES

UBS Financial Services Inc. provides transfer agency and related services to the Fund pursuant to a delegation of authority from PFPC, Inc. ("PFPC"), the Fund's transfer agent, and was compensated for these services by PFPC, not the Fund.

For the six months ended August 31, 2004, UBS Financial Services Inc. received from PFPC, not the Fund, $16,929 of the total transfer agency and related services fees paid by the Fund to PFPC. For the six months ended August 31, 2004, the Fund accrued $14,069, $10,900 and $4,436 in transfer agency and related services fees on Class A, Class B and Class C shares, respectively.

SECURITIES LENDING

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit in an amount at least equal


--------------------------------------------------------------------------------
14

UBS Money Market Fund


Notes to Financial Statements (unaudited)


to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. UBS Securities LLC is the Fund's lending agent. For the six months ended August 31, 2004, the Fund did not have any securities on loan.

OTHER LIABILITIES AND COMPONENTS OF NET ASSETS

At August 31, 2004, the Fund had the following liabilities outstanding:

Payable for investments purchased                                    $500,000
..............................................................................
Payable for shares repurchased                                        201,996
..............................................................................
Dividends payable to shareholders                                         701
..............................................................................
Other accrued expenses*                                                81,228
..............................................................................

* Excludes investment advisory and administration fees and service and distribution fees.

At August 31, 2004, the components of net assets were as follows:

Accumulated paid in capital                                       $31,589,729
..............................................................................
Accumulated net realized gain                                           7,317
..............................................................................
Total net assets                                                  $31,597,046
-----------------------------------------------------------------------------

FEDERAL TAX STATUS

The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended August 31, 2004 and the fiscal year ended February 29, 2004 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund's fiscal year ending February 28, 2005.


--------------------------------------------------------------------------------

UBS Money Market Fund


Notes to Financial Statements (unaudited)


CAPITAL STOCK

There are 10 billion shares of $0.001 par value common stock authorized for Master Series, of which 1 billion are allocated to the Fund as follows: 330 million shares each of Class A and Class B common stock and 340 million shares of Class C common stock. Transactions in shares of common stock, at $1.00 per share, were as follows:

                                     CLASS A                  CLASS B
                           .....................................................
                           FOR THE SIX     FOR THE     FOR THE SIX    FOR THE
                           MONTHS ENDED   YEAR ENDED   MONTHS ENDED  YEAR ENDED
                            AUGUST 31,   FEBRUARY 29,   AUGUST 31,  FEBRUARY 29,
                               2004          2004          2004         2004
.................................................................................
Shares exchanged into Fund   4,361,423    53,022,238     4,228,991    9,011,344
.................................................................................
Shares repurchased or
  exchanged out of Fund     (5,536,175)  (70,193,210)   (4,289,825) (27,532,823)
.................................................................................
Shares converted from
  Class B to Class A         2,964,685     5,231,390    (2,964,685)  (5,231,390)
.................................................................................
Dividends reinvested            46,986       149,726         5,785       30,829
.................................................................................
Net increase (decrease)
  in shares outstanding      1,836,919   (11,789,856)   (3,019,734) (23,722,040)
--------------------------------------------------------------------------------

                                    CLASS C
                           ..........................
                           FOR THE SIX     FOR THE
                           MONTHS ENDED   YEAR ENDED
                            AUGUST 31,   FEBRUARY 29,
                               2004          2004
......................................................
Shares exchanged into Fund   2,781,253     5,041,749
......................................................
Shares repurchased or
  exchanged out of Fund     (3,805,101)  (11,189,257)
......................................................
Dividends reinvested             2,149         7,670
......................................................
Net decrease
  in shares outstanding     (1,021,699)   (6,139,838)
-----------------------------------------------------


--------------------------------------------------------------------------------
16

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

UBS Money Market Fund


Financial Highlights


Selected data for a share of capital stock outstanding throughout each period is presented below:

                                                           CLASS A
                             ..............................................................
                              FOR THE SIX
                              MONTHS ENDED       FOR THE YEARS ENDED FEBRUARY 29 OR 28,
                             AUGUST 31, 2004 ..............................................
                               (UNAUDITED)    2004      2003      2002      2001      2000
............................................................................................
NET ASSET VALUE,
  BEGINNING OF PERIOD              $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
............................................................................................
Net investment income              0.003     0.007     0.007     0.023     0.053     0.042
............................................................................................
Net realized gains from
  investment activities               --     0.000*       --        --        --        --
............................................................................................
Dividends from net
  investment income               (0.003)   (0.007)   (0.007)   (0.023)   (0.053)   (0.042)
............................................................................................
NET ASSET VALUE,
  END OF PERIOD                    $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
............................................................................................
TOTAL INVESTMENT RETURN(1)          0.31%     0.67%     0.66%     2.36%     5.45%     4.32%
............................................................................................
RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of period (000's)          $17,233   $15,396   $27,185   $26,676   $38,533   $24,236
............................................................................................
Expenses to average
  net assets, net of fee
  waivers and expense
  reimbursements
  by advisor                        0.58%**   0.46%     1.01%     1.05%     1.07%     1.04%
............................................................................................
Expenses to average
  net assets, before fee
  waivers and expense
  reimbursements
  by advisor                        1.46%**   1.23%     1.21%     1.06%     1.07%     1.04%
............................................................................................
Net investment income
  to average net assets,
  net of fee waivers and
  expense reimbursements
  by advisor                        0.62%**   0.67%     0.66%     2.37%     5.35%     4.31%
............................................................................................
Net investment income (loss)
  to average net assets,
  before fee waivers and
  expense reimbursements
  by advisor                       (0.26)%** (0.10)%    0.46%     2.36%     5.35%     4.31%
-------------------------------------------------------------------------------------------

*    Represents less than $0.0005.

**   Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for periods of less than one year have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.


--------------------------------------------------------------------------------
18

UBS Money Market Fund


Financial Highlights


                                                           CLASS B
                             ..............................................................
                              FOR THE SIX
                              MONTHS ENDED       FOR THE YEARS ENDED FEBRUARY 29 OR 28,
                             AUGUST 31, 2004 ..............................................
                               (UNAUDITED)    2004      2003      2002      2001      2000
............................................................................................
NET ASSET VALUE,
  BEGINNING OF PERIOD              $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
............................................................................................
Net investment income              0.001     0.001     0.002     0.018     0.048     0.037
............................................................................................
Net realized gains from
  investment activities               --     0.000*       --        --        --        --
............................................................................................
Dividends from net
  investment income               (0.001)   (0.001)   (0.002)   (0.018)   (0.048)   (0.037)
............................................................................................
NET ASSET VALUE,
  END OF PERIOD                    $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
............................................................................................
TOTAL INVESTMENT RETURN(1)          0.06%     0.15%     0.16%     1.84%     4.94%     3.80%
............................................................................................
RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of period (000's)          $10,207   $13,227   $36,948   $24,508   $24,231   $57,003
............................................................................................
Expenses to average
  net assets, net of fee
  waivers and expense
  reimbursements
  by advisor                        1.08%**   0.98%     1.49%     1.56%     1.55%     1.50%
............................................................................................
Expenses to average
  net assets, before fee
  waivers and expense
  reimbursements
  by advisor                        1.95%**   1.74%     1.69%     1.58%     1.55%     1.50%
............................................................................................
Net investment income
  to average net assets,
  net of fee waivers and
  expense reimbursements
  by advisor                        0.11%**   0.14%     0.15%     1.82%     4.84%     3.91%
............................................................................................
Net investment income (loss)
  to average net assets,
  before fee waivers and
  expense reimbursements
  by advisor                       (0.76)%** (0.62)%   (0.05)%    1.80%     4.84%     3.91%
-------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

UBS Money Market Fund


Financial Highlights


Selected data for a share of capital stock outstanding throughout each period is presented below:

                                                           CLASS C
                             ..............................................................
                              FOR THE SIX
                              MONTHS ENDED       FOR THE YEARS ENDED FEBRUARY 29 OR 28,
                             AUGUST 31, 2004 ..............................................
                               (UNAUDITED)    2004      2003      2002      2001      2000
............................................................................................
NET ASSET VALUE,
  BEGINNING OF PERIOD              $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
............................................................................................
Net investment income              0.001     0.001     0.002     0.018     0.048     0.037
............................................................................................
Net realized gains from
  investment activities               --     0.000*       --        --        --        --
............................................................................................
Dividends from net
  investment income               (0.001)   (0.001)   (0.002)   (0.018)   (0.048)   (0.037)
............................................................................................
NET ASSET VALUE,
  END OF PERIOD                    $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
............................................................................................
TOTAL INVESTMENT RETURN(1)          0.05%     0.10%     0.15%     1.85%     4.95%     3.81%
............................................................................................
RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of period (000's)           $4,158    $5,179   $11,319   $12,700   $13,282   $13,418
............................................................................................
Expenses to average
  net assets, net of fee
  waivers and expense
  reimbursements
  by advisor                        1.09%**   1.02%     1.52%     1.55%     1.55%     1.53%
............................................................................................
Expenses to average
  net assets, before fee
  waivers and expense
  reimbursements
  by advisor                        1.96%**   1.79%     1.71%     1.57%     1.55%     1.53%
............................................................................................
Net investment income
  to average net assets,
  net of fee waivers and
  expense reimbursements
  by advisor                        0.10%**   0.10%     0.15%     1.86%     4.88%     3.79%
............................................................................................
Net investment income (loss)
  to average net assets,
  before fee waivers and
  expense reimbursements
  by advisor                       (0.77)%** (0.67)%   (0.04)%    1.84%     4.88%     3.79%
-------------------------------------------------------------------------------------------

*    Represents less than $0.0005.

**   Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.


--------------------------------------------------------------------------------
20

UBS Money Market Fund


Supplemental Information (unaudited)


QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647-1568.


--------------------------------------------------------------------------------

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

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

                 (This page has been left blank intentionally.)

DIRECTORS

Richard Q. Armstrong                    Richard R. Burt
INTERIM CHAIRMAN
                                        Meyer Feldberg
Margo N. Alexander
                                        Carl W. Schafer
David J. Beaubien
                                        William D. White

PRINCIPAL OFFICERS

Joseph A. Varnas                        W. Douglas Beck
PRESIDENT                               VICE PRESIDENT

Mark F. Kemper                          Michael H. Markowitz
VICE PRESIDENT AND SECRETARY            VICE PRESIDENT

Thomas Disbrow
VICE PRESIDENT AND TREASURER


INVESTMENT ADVISOR, ADMINISTRATOR
AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114




THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C) 2004 UBS GLOBAL ASSET MANAGEMENT (US) INC.
    ALL RIGHTS RESERVED.

[UBS LOGO OMITTED]

UBS GLOBAL ASSET MANAGEMENT (US) INC.
51 WEST 52 STREET
NEW YORK, NEW YORK 10019

                                                              ------------------
                                                              Presorted Standard
                                                                  US Postage
                                                                     PAID
                                                                 Smithtown, NY
                                                                  Permit 700
                                                              ------------------

ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Board has established a Nominating Committee. The Nominating Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating Committee, Mr. Meyer Feldberg, care of the Secretary of the registrant at UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

(b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Master Series, Inc.

By:   /s/ JOSEPH A. VARNAS
      ---------------------
      Joseph A. Varnas
      President

Date: NOVEMBER 8, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ JOSEPH A. VARNAS
      ---------------------
      Joseph A. Varnas
      President

Date: NOVEMBER 8, 2004

By:   /s/ THOMAS DISBROW
      ------------------
      Thomas Disbrow
      Treasurer

Date: NOVEMBER 8, 2004